INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of components of income tax expense
The major components of income tax expense for the years ended December 31, 2024 and 2023 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Current income tax expense	$1,323	$1,908
Deferred income tax (recovery)/expense
Origination and reversal of temporary differences	(319)	(789)
Recovery arising from previously unrecognized tax assets	(23)	(116)
Change in tax rates and new legislation	1	8
Total deferred income tax (recovery)/expense	(341)	(897)
Income tax expense	$982	$1,011

Schedule of income tax rates	The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2024	2023
Statutory income tax rate	26%	26%
(Reduction)/increase in rate resulting from:
Portion of gains subject to different tax rates	(15)	(8)
Taxable loss (income) attributable to non-controlling interests	24	(6)
International operations subject to different tax rates	1	1
Recognition of deferred tax assets	(19)	(5)
Non-recognition of the benefit of current year’s tax losses	14	5
Non-deductible expenses	10	7
Investment and production tax credits	(10)	—
Other	4	(3)
Effective income tax rate	35%	17%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2024 and 2023 relate to the following:

AS AT DEC. 31 (MILLIONS)	2024	2023
Non-capital losses (Canada)	$1,922	$2,132
Capital losses (Canada)	12	5
Losses (U.S.)	2,833	3,472
Losses (International)	2,360	2,900
Difference in basis	(28,672)	(30,158)
Total net deferred tax liabilities	$(21,545)	$(21,649)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2024	2023
One year from reporting date	$32	$10
Two years from reporting date	31	13
Three years from reporting date	24	17
After three years from reporting date	465	667
Do not expire	2,661	2,212
Total	$3,213	$2,919

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2024 and 2023 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Revaluation of property, plant and equipment	$1,949	$120
Financial contracts and power sale agreements	(116)	(29)
Fair value through OCI securities	160	76
Foreign currency translation	(1)	(72)
Revaluation of pension obligation	29	5
Total deferred tax in other comprehensive income	$2,021	$100